Material Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 USD ($) $ / shares agreement	Dec. 31, 2023 USD ($)
Disclosure of changes in accounting estimates [line items]
Interest income on loans and receivables	$ 1,000,000	$ 1,000,000	$ 0
Amortization expense for agreements with customers	258,000,000	304,000,000	295,000,000
Investments in joint ventures				$ 0	$ 0
Loss from equity financial asset classified at FVOCI	(260,000,000)	(198,000,000)	(54,000,000)
Impairment loss recognised in profit or loss, goodwill	$ 0	0	0
Minimum year of service for retirement benefits	10 years
Minimum age to qualify for benefits (age) | $ / shares				60
Glass Bottles
Disclosure of changes in accounting estimates [line items]
Property, plant and equipment, useful live	4 years
PET Bottles
Disclosure of changes in accounting estimates [line items]
Property, plant and equipment, useful live	1 year 6 months
Mexico
Disclosure of changes in accounting estimates [line items]
Number of bottler agreements | agreement				4
Brazil
Disclosure of changes in accounting estimates [line items]
Number of bottler agreements | agreement				1
Guatemala
Disclosure of changes in accounting estimates [line items]
Number of bottler agreements | agreement				3
Number Of Bottler Agreements Up For Renewal In 2025 | agreement				1
Number Of Bottler Agreements Up For Renewal In 2028 | agreement				2
Argentina
Disclosure of changes in accounting estimates [line items]
Number of bottler agreements | agreement				1
Venezuela
Disclosure of changes in accounting estimates [line items]
Loss from equity financial asset classified at FVOCI	$ 0	0	0
Accumulated loss from investments in equity instruments	$ 2,073,000,000	$ 1,777,000,000	$ 1,613,000,000
Number of bottler agreements | agreement				1
Bottler Agreement
Disclosure of changes in accounting estimates [line items]
Intangible assets renewable term	10 years
Venezuela | Venezuela
Disclosure of changes in accounting estimates [line items]
Loss from equity financial asset classified at FVOCI	$ 296,000,000